Award Timing Disclosure	12 Months Ended
Jun. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	While the CLD Committee has discretionary authority to grant equity awards to our NEOs outside of the cycle described above, the CLD Committee does not take into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Method	While the CLD Committee has discretionary authority to grant equity awards to our NEOs outside of the cycle described above, the CLD Committee does not take into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	While the CLD Committee has discretionary authority to grant equity awards to our NEOs outside of the cycle described above, the CLD Committee does not take into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false